Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Provision for income taxes
PRC	$ 347	$ 150	$ 307
Deferred tax	277	178	175
Effective tax	$ 624	$ 328	$ 482